Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Goodwill

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2019	$52,388,559	$2,414,113	$49,974,446
Acquisition through business combinations (Note 29)	264,977	—	264,977
Effect of foreign currency exchange differences	(40,987)	—	(40,987)

Balance at December 31, 2019	$52,612,549	$2,414,113	$50,198,436

For the year ended December 31, 2020 (retrospectively adjusted)

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2020	$52,612,549	$2,414,113	$50,198,436
Acquisition through business combinations (Note 29)	2,567,842	—	2,567,842
Effect of foreign currency exchange differences	(57,225)	—	(57,225)

Balance at December 31, 2020	$55,123,166	$2,414,113	$52,709,053

For the year ended December 31, 2021

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2021 (retrospectively adjusted)	$55,123,166	$2,414,113	$52,709,053
Disposal of subsidiaries (Note 30)	(310,711)	—	(310,711)
Effect of foreign currency exchange differences	(325,929)	—	(325,929)

Balance at December 31, 2021	$54,486,526	$2,414,113	$52,072,413

	Cost	Accumulated Impairment	Carrying Amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2021 (re tro spectively adjusted)	$1,987,136	$87,026	$1,900,110
Disposal of subsidiaries (Note 30)	(11,201)	—	(11,201)
Effect of foreign currency exchange differences	(11,749)	—	(11,749)

Balance at December 31, 2021	$1,964,186	$87,026	$1,877,160

Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units

	December 31
	2020 (Retrospectively Adjusted)	2021
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,703,625	$35,412,424	$1,276,583
Testing segment	13,365,068	13,304,040	479,598
EMS segment (Note 29)	3,492,259	3,207,848	115,640
Others	148,101	148,101	5,339

	$52,709,053	$52,072,413	$1,877,160